Supplementary Information to Statements of Operations (Details) - Schedule of net earnings per share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Net Earnings Per Share [Abstract]
Income (loss)	$ 1,276	$ 451	$ (960)
Net income (loss) available to Ordinary shareholders	$ 1,276	$ 451	$ (960)
Basic weighted average Ordinary shares outstanding (in thousands)	5,550	5,212	4,298
Diluted weighted average Ordinary shares outstanding (in thousands)	5,589	5,424	4,298
Basic and diluted income (loss) per share	$ 0.23	$ 0.09	$ (0.22)